Document And Entity Information	Oct. 04, 2022
Document Information [Line Items]
Entity, Registrant Name	ANDREA ELECTRONICS CORPORATION
Document, Type	8-K
Document, Period End Date	Oct. 04, 2022
Entity, Incorporation, State or Country Code	NY
Entity, File Number	1-4324
Entity, Tax Identification Number	11-0482020
Entity, Address, Address Line One	620 Johnson Avenue Suite 1B
Entity, Address, City or Town	Bohemia
Entity, Address, State or Province	NY
Entity, Address, Postal Zip Code	11716
City Area Code	631
Local Phone Number	719-1800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ANDR
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0000006494